Debt (Details Textual) - USD ($) $ in Millions					1 Months Ended				3 Months Ended
	Aug. 04, 2016	Mar. 10, 2016	Jan. 13, 2016	Sep. 12, 2014	Oct. 24, 2017	May 30, 2017	Jan. 22, 2016	May 22, 2014	Mar. 31, 2019
Required Minimum Solvency Covenant									30.00%
Required Minimum Cash Balance									$ 22.4
Minimum Net Worth Required									$ 150.0
Minimum [Member]
Cash and Cash Equivalent Percentage									5.00%
Fair market Value Percentage									130.00%
NIBC Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 13.5				$ 39.0
Debt Instrument, Description of Variable Rate Basis				LIBOR plus 2.90%
Debt Instrument Maturity Period									September 2021
NIBC Bank Facility [Member] | Tranche I [Member]
Debt Instrument, Basis Spread on Variable Rate		2.50%
Long-term Line of Credit		$ 2.3
Proceeds from Lines of Credit		25.0
NIBC Bank Facility [Member] | Additional Financing [Member]
Short-term Debt, Refinanced, Amount		$ 25.0
ABN/DVB/NIBC Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 213.0
Line Of Credit Facility Maximum Borrowing Capacity Increase Amount	$ 36.6
Short-term Debt, Refinanced, Amount						$ 20.1
Debt Instrument, Description of Variable Rate Basis	LIBOR plus 2.75%		LIBOR plus 2.55%
ABN/DVB/NIBC Joint Bank Facility [Member] | LIBOR [Member]
Debt Instrument Maturity Period			2022
Nordea/SEB Joint Bank Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 151.0
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 2.50%
Debt Instrument Maturity Period							2022
ABN Revolving Facility [Member]
Debt Instrument, Description of Variable Rate Basis			LIBOR plus 3.5%
Debt Instrument Maturity Period					2020
Short-term Debt					$ 15.0
CACIB Bank Facility [Member]
Debt Instrument, Description of Variable Rate Basis								LIBOR plus 2.50%
CACIB Bank Facility [Member] | LIBOR [Member]
Debt Instrument Maturity Period		2022